Federated Prudent Bear Fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated Equity Funds
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 15, 2008.

Under the heading entitled “Frequent Trading Policies” please delete the section and replace it with the following:

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle.  Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund.  Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares.  The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity.  The Fund monitors trades into and out of the Fund within a period of 30 days or less.  The Fund may also monitor trades into and out of the Fund for potentially disruptive trading activity over periods longer than 30 days.  The size of Share transactions subject to monitoring varies.  Where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the Fund will temporarily preclude the shareholder from making further purchases or exchanges of Fund Shares.  If the shareholder continues to exceed the detection amounts for specified periods the Fund will impose lengthier trading restrictions on the shareholder, up to and including permanently precluding the shareholder from making any further purchases or exchanges of Fund Shares.  Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.  No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.  In particular, the Fund’s investment strategy of seeking capital appreciation primarily through short sales of domestically traded equity securities may become more attractive to investors during periods of market volatility.  As a result, the Fund may experience increased levels of purchase and redemption activity during such periods by current shareholders or new investors, which could adversely effect the management of the Fund’s portfolio and its performance.  Such activity is, nonetheless, subject to the Frequent Trading Policies outlined above.

The Fund’s frequent trading restrictions, do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders that are subject to the restrictions, regardless of the number or type of accounts in which Shares are held.  However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

Under the heading entitled “Portfolio Management Information”, please add the following biography of Chad Hudson.

Chad E. Hudson
Chad Hudson has been the Fund’s Portfolio Manager since May 2009.  He specializes in security selection for the portfolio. Mr. Hudson has been a trader and analyst for the Fund since December 2008 and was an assistant portfolio manager, trader and analyst for the Prudent Bear Funds, Inc. Prudent Bear Fund, from 2000 to 2008.  He is a Vice President of the Fund’s adviser. From September 1994 to December 2008, he was employed with David Tice & Associates, Inc. where he served at various times as an analyst, trader and assistant portfolio manager.  A Chartered Financial Analyst charterholder, Mr. Hudson holds a B.S. in economics from Texas A&M University.

Douglas C. Noland and P. Ryan Bend remain as Portfolio Managers of the Fund.
                                                                                                           May 21, 2009

Cusip 314172354
Cusip 314172347
Cusip 314172339

40508 (5/09)

Federated Prudent Bear Fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated Equity Funds
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 15, 2008.

Under the heading entitled “Portfolio Manager Information” please add the following information regarding Chad Hudson:

Portfolio Manager Information

The following information about the Fund’s portfolio manager is provided as of April 30, 2009.
                   Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by Chad Hudson	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	0
Other Pooled Investment Vehicles	0
Other Accounts	0
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: $10,001-$50,000.

Chad Hudson is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's designated peer group of comparable accounts and vs. the Fund's benchmark (i.e., the negative of the S&P 500 Index).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results.  Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.
As a separate matter, pursuant to terms of a business acquisition agreement, Mr. Hudson may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

                                                                                                           May 21, 2009

Cusip 314172354
Cusip 314172347
Cusip 314172339

40509 (5/09)

Federated Clover Mid Value Fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated Equity Funds
SUPPLEMENT TO PROSPECTUSES DATED JANUARY 21, 2009.

 Under the heading entitled “Portfolio Management Information”, please delete the first paragraph and replace it with the following:

The Fund is the successor to Clover Capital Mid Cap Value Equity Common Fund, LLC (“Clover Fund”) pursuant to a reorganization that was completed in March 2009. Prior to that date, the Fund had no investment operations.

Under the same heading, please add the following biographies of Stephen K. Gutch and John F. Garnish:

Stephen K. Gutch

Mr. Gutch has been the Fund’s portfolio manager since May 2009.  He is Vice President of the Fund’s adviser.  He is jointly responsible for the day-to-day management of the Fund and develops investment strategy for the Fund.  Mr. Gutch also leads the research team that provides fundamental coverage across markets.  Prior to joining Federated, Mr. Gutch was employed by Clover, where he served as Director of Research, overseeing the firm’s portfolio management effort, and co-manager of Clover’s small-cap value strategy. Prior to joining Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm’s financial services hedge fund. Previous to this, Mr. Gutch managed the financial services portfolio at Fulcrum Investment Group, LLC in Chicago for five years. Mr. Gutch earned a B.A. in Economics from the University of Rochester and an M.B.A. from the William E. Simon Graduate School of Business Administration, also at the University of Rochester. Mr. Gutch is a CFA charterholder.

John F. Garnish

Mr. Garnish has been the Fund’s portfolio manager since May 2009. He provides research on the Industrials and Materials sectors and is jointly responsible for the day-to-day management of the Fund.  Prior to joining Federated, Mr. Garnish was employed by Clover since 2004, where he also conducted equity research for a variety of investment strategies.  Prior to his employment with Clover, Mr. Garnish served as a portfolio manager of pension and insurance assets at Dow Chemical.  He also served as a portfolio manager of separately managed accounts with
Segall, Bryant & Hamill Investment Counsel, and as a sales representative at First Boston.  Mr. Garnish received his B.S. in Chemical Engineering with honors from Rensselaer Polytechnic Institute and earned an M.B.A. from the Kellogg Graduate School of Management at Northwestern University.  He is a CFA charterholder.

May 21, 2009

Cusip 314172321
Cusip 314172313
Cusip 314172297

40511 (5/09)

Federated Clover Mid Value Fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated Equity Funds
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 21, 2009.

Under the heading entitled “Portfolio Manager Information” please add the following information regarding Stephen K. Gutch and John F. Garnish:

The following information about the Fund’s portfolio managers is provided as of April 30, 2009.

               Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Stephen K. Gutch	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	5 Funds/$542.117 million
Other Pooled Investment Vehicles	1 Portfolio/$4.89 million
Other Accounts	38 Accounts/$126.115 million
* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Stephen K. Gutch is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorizes as reflecting one of several designated “Strategies.”  The annual incentive amount is based on the current calendar year asset-weighted composite IPP of each Strategy, which is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Strategy's designated peer group of comparable accounts and vs. the Strategy's benchmark (i.e., Russell Mid Cap Value Index).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Gutch is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different peer groups and benchmarks.  The performance of the Strategy to which the Fund is assigned represents a lesser portion of the calculation.  A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Gutch may receive additional consideration based on the achievement of specified revenue targets.

                   Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by John Garnish	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	0
Other Pooled Investment Vehicles	0
Other Accounts	0
* None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: none.

John Garnish is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorizes as reflecting one of several designated “Strategies.”  The annual incentive amount is based on the current calendar year asset-weighted composite IPP of each Strategy, which is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Strategy's designated peer group of comparable accounts and vs. the Strategy's benchmark (i.e., Russell Mid Cap Value Index).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Garnish may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

May 21, 2009

Cusip 314172321
Cusip 314172313
Cusip 314172297

40510 (5/09)